Basis of Presentation and Significant Accounting Policies	6 Months Ended
Jun. 30, 2014
Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies

Note 2 – Basis of Presentation and Significant Accounting Policies

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. The December 31, 2013 consolidated balance sheet was derived from audited financial statements, but does not include all the disclosures required by U.S. GAAP. However, the Company believes that the disclosures are adequate to make the information presented not misleading. In the Company’s opinion, all the adjustments (consisting of normal recurring adjustments) considered necessary for fair presentation have been included. The results of operations for the three and six month periods ended June 30, 2014 are not necessarily indicative of the results that may be achieved for the full fiscal year or for any future period. The unaudited condensed consolidated financial statements included herein should be read in conjunction with the consolidated financial statements and notes thereto for the year ended December 31, 2013, a copy of which was filed with the Company’s Annual Report on Form 10-K for the year ended December 31, 2013.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Estimates are used in, but are not limited to, determining the following: allowance for doubtful accounts, recoverability of long-lived assets and intangibles, useful lives used in depreciation and amortization, income taxes and stock-based compensation. The accounting estimates used in the preparation of the condensed consolidated financial statements may change as new events occur, as more experience is acquired, as additional information is obtained and as the Company’s operating environment changes.

Cash and Cash Equivalents

The Company considers all highly liquid investments with maturities of three months or less when purchased to be cash equivalents. The Company maintains deposits in several financial institutions, which may at times exceed amounts covered by insurance provided by the U.S. Federal Deposit Insurance Corporation (“FDIC”). The Company has not experienced any losses related to amounts in excess of FDIC limits.

Deferred Debt Costs

The Company capitalizes certain costs in connection with obtaining its financings, such as lender’s fees and related attorney fees. These costs are amortized to interest expense using the straight-line method.

Deferred debt costs were approximately $726,002 net of accumulated amortization of $15,447 for the six months ended June 30, 2014.

Revenue Recognition

Amounts billed for sales and use taxes, value-added taxes, and certain excise and other specific transactional taxes imposed on revenue producing transactions are presented on a net basis and excluded from sales in the condensed consolidated statement of operations. The Company records a liability until remitted to the respective taxing authority. All revenue is recognized when persuasive evidence of an arrangement exists, the price is fixed or determinable, and collection is reasonably assured as follows:

Well Stimulation Revenue.

The Company expects to provide well stimulation services based on contractual arrangements, such as term contracts and pricing agreements, or on a spot market basis. Revenue will be recognized and customers will be invoiced upon the completion of each job, which can consist of one or more stimulation stages.

Under anticipated contract term arrangements, customers are typically obligated to pay on a monthly basis for a specified number of hours of service, whether or not those services are actually used. To the extent customers use more than the specified contracted minimums, the Company expects to be paid a pre-agreed amount for the provision of such additional services.

Under anticipated term pricing agreement arrangements, customers typically commit to targeted utilization levels at agreed-upon pricing, but without termination penalties or obligations to pay for services not used by the customer. In addition, the agreed-upon pricing is typically subject to periodic review.

Spot market basis arrangements will be based on an agreed-upon hourly spot market rate. The Company may also charge fees for setup and mobilization of equipment depending on the job, additional equipment used on the job, if any, and materials that are consumed during the well stimulation process. Generally, these fees and other charges vary depending on the equipment and personnel required for the job and market conditions in the region in which the services are performed.

The Company also plans to generate revenues from chemicals and proppants that are consumed while performing well stimulation services.

Coiled Tubing Revenue.

The Company expects to provide coiled tubing and other well stimulation services. Jobs for these services are typically short term in nature, lasting anywhere from a few hours to multiple days. Revenue will be recognized upon completion of each day’s work based upon a completed field ticket. The Company anticipates charging the customer for mobilization, services performed, personnel on the job, equipment used on the job, and miscellaneous consumables based on an hourly basis at agreed-upon spot market rates.

Field Management Revenue.

The Company enters into arrangements to provide field management services. Field management revenue relates primarily to geophysical predictions and production monitoring utilizing down-hole diagnostics tools. Revenue is recognized and customers are invoiced upon the completion of each job. The service invoices are for a set amount, which includes charges for the mobilization of the equipment to the location, the service performed, the personnel on the job, additional equipment used on the job, consumables used throughout the course of the service, and processing and interpretation of data acquired via down-hole diagnostic tools.

Fair Value of Financial Instruments

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, accrued expenses, capital lease obligations and notes payable. The recorded values of cash and cash equivalents, accounts receivable, accounts payable, and accrued expenses approximate their fair values based on their short-term nature. The carrying value of capital lease obligations and notes payable approximate their fair value, as the interest rates approximate market rates.

Functional and Presentation Currency

Items included in the financial statements of each of the Company’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The Company has reviewed its policies related to functional currency and has concluded that the functional currency for the Norwegian and Argentine subsidiaries is the US Dollar. The condensed consolidated financial statements are presented in US Dollars, which is the Company’s presentation currency.

Net Income (Loss) Per Common Share

Basic net income (loss) per share is computed by dividing (i) net income (loss) available to common shareholders (numerator), by (ii) the weighted average number of common shares outstanding during the period (denominator). Diluted net income (loss) per share is computed using the weighted average number of common shares and dilutive potential common shares outstanding during the period. At June 30, 2014 and 2013, there were 4,553,399 and 1,137,250 diluted weighted average shares, respectively, including underlying potentially dilutive convertible stock, warrants and stock options outstanding. For the three and six months ended June 30, 2014, 2,082,314 and 2,268,495 shares respectively were not included in dilutive weighted average shares because their effect is anti-dilutive due to the Company’s net loss.

Reclassifications

Certain prior period amounts have been reclassified in the current period in order to be consistent with the current period presentation.

Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2014-09, Revenue from Contracts with Customers (ASU 2014-09), which supersedes nearly all existing revenue recognition guidance under U.S. GAAP. The core principle of ASU 2014-09 is to recognize revenues when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. ASU 2014-09 defines a five-step process to achieve this core principle and, in doing so, more judgment and estimates may be required within the revenue recognition process than are required under existing U.S. GAAP. The standard is effective for annual periods beginning after December 15, 2016, and interim periods therein, using either of the following transition methods: (i) a full retrospective approach reflecting the application of the standard in each prior reporting period with the option to elect certain practical expedients, or (ii) a retrospective approach with the cumulative effect of initially adopting ASU 2014-09 recognized at the date of adoption (which includes additional footnote disclosures). The Company is currently evaluating the impact of its pending adoption of ASU 2014-09 on its consolidated financial statements and has not yet determined the method by which it will adopt the standard in 2017.